UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2007
Hennessy Balanced Fund (unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 50.71%
Consumer Discretionary - 5.15%
General Motors Corp.	30,250	$993,410	4.95%
Idearc, Inc.	1,224	39,682	0.20%
		1,033,092	5.15%
Consumer Staples - 5.51%
Altria Group, Inc.	11,575	1,011,539	5.05%
The Coca-Cola Co.	1,925	92,169	0.46%
		1,103,708	5.51%
Financials - 10.10%
Citigroup, Inc.	18,425	1,015,770	5.06%
J.P. Morgan Chase & Co.	19,825	1,009,687	5.04%
		2,025,457	10.10%
Health Care - 9.62%
Merck & Co., Inc.	22,900	1,024,775	5.11%
Pfizer, Inc.	34,450	903,968	4.51%
		1,928,743	9.62%
Industrials - 4.33%
General Electric Co.	24,050	867,003	4.33%
Materials - 5.35%
EI Du Pont de Nemours & Co.	21,650	1,072,974	5.35%
Telecommunication Services - 10.65%
AT&T, Inc.	30,225	1,137,367	5.68%
Verizon Communications, Inc.	25,875	996,705	4.97%
		2,134,072	10.65%
TOTAL COMMON STOCKS (Cost $8,774,904)		$10,165,049	50.71%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 49.17%
U.S. Treasury Notes - 36.20%
2.2500%, 02/15/2007	$1,350,000	$1,348,893	6.73%
3.7500%, 03/31/2007	700,000	698,633	3.49%
3.5000%, 05/31/2007	810,000	806,014	4.02%
3.6250%, 06/30/2007	1,900,000	1,889,090	9.42%
2.7500%, 08/15/2007	1,540,000	1,521,472	7.59%
4.0000%, 09/30/2007	1,000,000	993,165	4.95%
Total U.S. Treasury Notes (Cost $7,259,095)		7,257,267	36.20%

Discount Notes - 12.87%
Federal Home Loan Bank Discount Note
4.8700%, due 02/01/2007	$2,581,000	$2,581,000	12.87%
Total Discount Notes (Cost $2,581,000)		2,581,000	12.87%
Variable Rate Demand Notes# - 0.10%
American Family Financial Services, Inc.
4.9427%	19,139	19,139	0.10%
Total Variable Rate Demand Notes (Cost $19,139)		19,139	0.10%
TOTAL SHORT TERM INVESTMENTS (Cost $9,859,234)		$9,857,406	49.17%
Total Investments (Cost $18,634,138) - 99.88%		$20,022,455	99.88%
Other Assets in Excess of Liabilities - 0.12%		24,269	0.12%
TOTAL NET ASSETS - 100.00%		$20,046,724	100.00%

Footnotes

Percentages are stated as a percent of net assets.

# Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2007.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Cost of investments	$18,959,330
Gross unrealized appreciation	1,077,848
Gross unrealized depreciation	(14,723)
Net unrealized appreciation	$1,063,125

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
January 31, 2007
Hennessy Total Return Fund (unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 75.85%
Consumer Discretionary - 8.06%
General Motors Corp.	267,000	$8,768,280	7.81%
Idearc, Inc.	8,535	276,705	0.25%
		9,044,985	8.06%
Consumer Staples - 8.85%
Altria Group, Inc.	96,100	8,398,179	7.48%
The Coca-Cola Co.	32,000	1,532,160	1.37%
		9,930,339	8.85%
Financials - 15.14%
Citigroup, Inc.	153,400	8,456,942	7.53%
J.P. Morgan Chase & Co.	167,700	8,540,961	7.61%
		16,997,903	15.14%
Health Care - 14.38%
Merck & Co., Inc.	190,800	8,538,300	7.61%
Pfizer, Inc.	289,700	7,601,728	6.77%
		16,140,028	14.38%
Industrials - 5.78%
General Electric Co.	180,100	6,492,605	5.78%
Materials - 7.77%
EI Du Pont de Nemours & Co.	175,950	8,720,082	7.77%
Telecommunication Services - 15.87%
AT&T, Inc.	249,400	9,384,922	8.36%
Verizon Communications, Inc.	218,700	8,424,324	7.51%
		17,809,246	15.87%
TOTAL COMMON STOCKS (Cost $74,671,487)		$85,135,188	75.85%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 59.24%
U.S. Treasury Bill* - 58.45%
4.820%, 02/15/2007	$21,000,000	$20,961,372	18.67%
4.820%, 03/15/2007	24,000,000	23,871,480	21.27%
4.824%, 04/19/2007	21,000,000	20,776,770	18.51%
Total U.S. Treasury Bills (Cost $65,619,498)		65,609,622	58.45%
Discount Notes - 0.77%
Federal Home Loan Bank Discount Note
4.8700%, due 02/01/2007	$867,000	$867,000	0.77%
Total Discount Notes (Cost $867,000)		867,000	0.77%
Variable Rate Demand Notes# - 0.02%
American Family Financial Services
4.9427%	16,127	16,127	0.02%
Total Variable Rate Demand Notes (Cost $16,127)		16,127	0.02%
TOTAL SHORT TERM INVESTMENTS (Cost $66,502,625)		$66,492,749	59.24%
Total Investments (Cost $141,174,112) - 135.09%		$151,627,937	135.09%
Liabilities in Excess of Other Assets - (35.09)%		(39,383,957)	(35.09%)
TOTAL NET ASSETS - 100.00%		$112,243,980	100.00%

Footnotes

Percentages are stated as a percent of net assets.

*	Collateral or partial collateral for securities sold subject to repurchase.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2007.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Cost of investments	$141,273,982
Gross unrealized appreciation	12,976,203
Gross unrealized depreciation	(2,622,248)
Net unrealized appreciation	$10,353,955

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Funds, Inc.

By (Signature and Title) /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   March 29, 2007

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date   March 29, 2007